Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital management information
Adjusted funds flow does not have any standardized meaning prescribed by IFRS and may not be comparable with the calculation of similar measures for other entities. It is reconciled to the nearest measure determined in accordance with IFRS, cash flow from operating activities, as set forth below.

	Year Ended December 31
	2018	2017
Cash flow from operating activities	$485,322	$325,208
Change in non-cash working capital	(39,448)	8,962
Asset retirement obligations settled	14,035	13,471
Transaction costs	$13,074	$—
Adjusted funds flow	$472,983	$347,641

We believe that net debt assists in providing a more complete understanding of our financial position and provides a key measure to assess our liquidity. We calculate net debt based on the principal amounts of our bank loan and long-term notes outstanding, net of working capital. The current portion of financial derivatives is excluded as the valuation of the underlying contracts is subject to a high degree of volatility prior to the ultimate settlement. Onerous contracts are excluded from net debt as the underlying contracts do not represent an available source of liquidity. We use the principal amounts of the bank loan and long-term notes outstanding in the calculation of net debt as these amounts represent our ultimate repayment obligation at maturity. The carrying amount of debt issue costs associated with the bank loan and long-term notes is excluded on the basis that these amounts have already been paid by Baytex at inception of the contract and do not represent an additional source of liquidity or repayment obligation.

Net debt does not have any standardized meaning prescribed by IFRS and may not be comparable with the calculation of similar measure for other entities. The computation of net debt is set forth below.

	December 31, 2018	December 31, 2017
Bank loan - principal	$522,294	$213,376
Long-term notes - principal	1,596,323	1,489,210
Trade and other payables	258,114	144,542
Trade and other receivables	(111,564)	(112,844)
Net debt	$2,265,167	$1,734,284

At December 31, 2018, Baytex had $547.7 million of undrawn availability under its credit facilities (December 31, 2017 - $494.6 million).